Taxes - Income tax - Effective income tax on continuing operations - Additional information - Statutory rates (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 01, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Tax income related to the 2005-2006 tax dispute				€ 2,246
Effective tax rate on tax dispute				53.30%
Effective tax rate excluding tax dispute			17.70%	33.20%
Impairment of goodwill			€ (1,052)		€ (19)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate		25.83%	28.41%	32.02%	34.43%
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate	19.00%
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate			25.00%	25.00%	25.00%
Impairment of goodwill			€ (3,702)